CONVERTIBLE NOTES PAYABLE (Details Textual) - Equity Component [Domain] - USD ($)				3 Months Ended	12 Months Ended	19 Months Ended
	Jun. 11, 2015	Nov. 05, 2014	May. 07, 2014	Mar. 31, 2015	Dec. 31, 2014	Feb. 13, 2015	Feb. 24, 2015	Dec. 31, 2013	Oct. 06, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 2,000,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)						42,250
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 2,000,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)		5,057	3,410
Accrued Interest And Fees					$ 42,329			$ 42,329
Paid-in-Kind Interest		$ 90,000	$ 90,000
Convertible Notes Payable [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date	Dec. 11, 2015
Debt Instrument, Convertible, Conversion Price (in dollars per share)	$ 5.00
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Debt Instrument, Face Amount	$ 1,166,666
Treco International, S.A [Member]
Debt Instrument [Line Items]
Convertible Notes Payable									$ 2,000,000
Debt Instrument, Maturity Date				Oct. 06, 2018
Debt Instrument, Convertible, Conversion Price (in dollars per share)									$ 350.00
Debt Instrument, Frequency of Periodic Payment				semi-annually
Debt Instrument, Interest Rate, Stated Percentage									9.00%
Accrued Interest And Fees				$ 87,000
Long-term Debt, Gross									$ 2,000,000
Treco International, S.A [Member] | Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Convertible Notes Payable									$ 2,000,000
Debt Instrument, Maturity Date					Oct. 06, 2018
Debt Instrument, Convertible, Conversion Price (in dollars per share)									$ 350.00
Debt Instrument, Frequency of Periodic Payment					semi-annually
Debt Instrument, Interest Rate, Stated Percentage									9.00%
Long-term Debt, Gross									$ 2,000,000
MB Technology Holdings LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price (in dollars per share)							$ 4.40